Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes

12.    Income Taxes

The reconciliation of income tax provision computed at Canadian statutory rates of 26.5% (2010 – 28%; 2009 - 30%; to the reported income tax provision is as follows:

	2011	2010	2009

Income tax benefit	$278,340	$272,000	$698,376
Stock-based compensation	(238,234)	(244,000)	(681,728)

	40,106	28,000	16,648
Change in future income taxes resulting from enacted tax rate reduction	(19,301)	(3,000)	(4,470)
Change in valuation allowance	(20,805)	(25,000)	(12,178)

Income tax provision	$-	$-	$-

The significant components of future income tax assets are as follows:

	2011	2010

Non-capital losses	$291,671	$257,074
Oil and gas interests	116,748	68,231

	408,419	325,305

Income tax rate	25%	25%

Income tax asset	102,105	81,300
Valuation allowance	(102,105)	(81,300)

	$-	$-

The valuation allowance reflects the Company’s estimate that the tax assets more likely than not will not be realized.

The Company has accumulated non-capital losses for income tax purposes of $291,671. The losses expire in the following years:

2015	$8,950
2026	35,123
2027	61,618
2028	64,307
2029	55,493
2030	31,583
2031	34,597

$291,671